                                                ANNUAL REPORT
                                                MARCH 31, 2002

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the
preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ and its affiliates.          PRUDENTIAL (LOGO)

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series (the Series) seeks high current income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio consisting of primarily (at least 80%) high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, commercial banks of the United States, and foreign banks, companies, and governments. Remaining maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, we can't guarantee success.

Institutional Money Fund Yield Comparison

                  (GRAPH)

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                              www.prudential.com    (800) 521-7466

Annual Report    March 31, 2002

Fund Facts                                           As of 3/31/02

                                   7-Day        Net Asset    Weighted Avg.    Net Assets
                                 Current Yld.  Value (NAV)    Mat. (WAM)      (Millions)
PILP Class A                        1.93%         $1.00           61            $  433
PILP Class I*                       1.98%         $1.00           61            $3,705
iMoneyNet, Inc. Prime
Institutional Universe Average**    1.56%         $1.00           54              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in Prudential Institutional Liquidity Portfolio, Inc, (PILP) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PILP seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in PILP.

 * Class I shares are not subject to distribution and service (12b-1) fees. ** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on
   Tuesdays. This is the data of all funds in iMoneyNet, Inc. Prime Institutional Universe category as of March 26, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

               (GRAPH)

PRUDENTIAL (LOGO)                                       May 17, 2002

DEAR SHAREHOLDER,
The current reporting period of your Series, the 12 months ended March 31, 2002, included some of the most dramatic events in the financial markets since the Series' inception in 1987. For example, in an effort to stave off an economic recession that was worsened by the September 11 terrorist attacks, the Federal Reserve (the Fed) completed one of its most aggressive campaigns to ease monetary policy. This drove money market yields sharply lower.

Throughout our fiscal year, your Series' Class A and Class I shares maintained their net asset values at $1 per share and provided yields higher than that of the average comparable fund as measured by iMoneyNet. Your Series outperformed largely because of the portfolio positioning, yield curve strategy, and relative value analysis of its management team.

We explain developments in money market securities and your Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Institutional Liquidity Portfolio, Inc.

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

Annual Report    March 31, 2002

INVESTMENT ADVISER'S REPORT

U.S. SHORT-TERM RATES FELL TO 40-YEAR LOW
Declining business investment and industrial production slowed down the U.S. economy in 2001, prompting Fed policymakers to encourage economic growth by repeated cuts in short-term interest rates. They had already eased monetary policy three times in 2001 before the April 1, 2001 start of our fiscal year. During our reporting period, they reduced short-term rates eight more times. Altogether, the federal funds rate and the discount rate were lowered 4.75 percentage points to 1.75% and 1.25%, respectively. This was the first time in 40 years that short-term rates slid below 2%.

The trend toward falling rates exerted downward pressure on money market yields. Therefore, a key challenge for the Series' management team was to lock in higher yields on longer-term money market securities before Fed rate cuts drove the general level of yields successively lower. We primarily invested in corporate and bank securities maturing in one year during April, May, and June 2001. Locking in yields on these securities positioned the Series' weighted average maturity (WAM) significantly longer than that of the average comparable fund, and helped the Series provide higher-than-average yields throughout its fiscal year.

CHANGE IN STRATEGIC RESPONSE
We modified our investment strategy as 2001 continued. In early summer, we took profits on some of the Series' one-year securities and increased its exposure to securities that matured in three months. We maintained this approach subsequent to the September 11 terrorist attacks on the United States. The Fed was expected to continue easing monetary policy to help the economy overcome the negative effects of the tragic events in September. However, given the uncertainty regarding corporate credit quality in the wake of the attacks, we continued purchasing securities in the three-month sector rather than longer-term money market securities. Our strategy temporarily positioned the Series' WAM shorter than that of the average comparable fund.

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

Annual Report    March 31, 2002

As economic conditions stabilized, we began to purchase one-year securities in mid-November that repositioned the Series' WAM significantly longer than the average for other funds in late 2001. Furthermore, yields on one-year securities were comparatively more attractive than yields on three-month securities amid speculation that the Fed might be nearing the end of its latest round of rate cuts after easing monetary policy in September, October, November, and December 2001. We allowed the Series' WAM to gradually decline during the first quarter of 2002 because data suggested the Fed no longer needed to reduce interest rates in order to stimulate growth as the U.S. economy was finally on the road to recovery.

MORE SELECTIVE AS CREDIT QUALITY DECLINED
During our fiscal year, corporate profits remained weak and the quality of corporate financial reporting came under intense scrutiny. As a result, some firms lost access to the commercial paper market, and instead, had to turn to bank financing in order to fund their operations. Even healthy corporations that had previously enjoyed unfettered access to the commercial paper market saw a need to reduce short-term borrowings and issue large amounts of longer-term debt securities, which further shrank the supply of commercial paper. These developments highlighted the importance of a rigorous credit selection process.

The scarcity of commercial paper boosted demand for adjustable-rate notes and caused their yield spreads to tighten significantly, thereby offering less value to investors. As a result, the Series' exposure to these notes is lower than would normally be the case in an environment where the Fed's next move is expected to be an increase in short-term rates.

                                       www.prudential.com   (800) 521-7466

LOOKING AHEAD
Shortly after our 12-month reporting period ended, the Commerce Department reported that the U.S. economy expanded at its fastest pace in two years during the first quarter of 2002. Not surprisingly, the Fed is expected to make monetary policy less accommodative in 2002 by reversing some of the short-term rate cuts it implemented in the autumn of 2001. However, there is much disagreement about when the central bankers will act. The threat of higher oil prices and its impact on the economic recovery, together with geopolitical uncertainty, could make the Fed wait until well into the second half of the year to increase short-term rates.

In this market environment, we are concentrating the Series' purchases in the one- to three-month sectors, which will position its WAM more in line with that of the average comparable fund. This approach will prepare the Series to purchase any higher-yielding securities that become available later in 2002 if the Fed tightens monetary policy.

Prudential Institutional Liquidity Portfolio Management Team

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002


Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  5.4%
              Bank of Montreal
 $  40,000    1.84%, 4/19/02                                        $   40,000,000
              Bank of Nova Scotia
    30,000    4.39%, 5/3/02                                             29,999,744
              Canadian Imperial Bank of Commerce
    38,000    1.83%, 6/10/02                                            38,000,000
    50,000    4.06%, 7/12/02                                            49,999,661
    39,000    1.71%, 7/31/02                                            39,000,000
    25,000    2.745%, 12/27/02                                          24,999,090
                                                                    --------------
                                                                       221,998,495
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  0.6%
              National City Bank
    24,000    2.08%, 3/17/02(b)                                         24,027,581
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  6.9%
              Banco Bilbao Vizcaya Argentaria SA
    25,000    2.17%, 9/16/02                                            25,001,731
              Halifax PLC
    90,000    1.87%, 5/20/02                                            89,996,251
              Intesabci SpA
    70,000    2.05%, 9/12/02                                            69,946,055
              Landesbank Hessen-Thuringren
   100,000    1.90%, 6/11/02                                           100,009,751
                                                                    --------------
                                                                       284,953,788
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  23.4%
              Abbey National Treasury Services PLC
    80,000    1.82%, 10/15/02(b)                                        79,978,411
    75,000    1.87%, 5/8/02                                             75,000,756
    75,000    2.63%, 12/27/02                                           74,989,068
              ABN-AMRO Bank
    50,000    2.605%, 4/4/03                                            49,952,433
              BNP Paribas
    55,000    1.71%, 7/31/02                                            55,000,000
    86,500    1.99%, 8/30/02                                            86,517,801
    80,000    2.01%, 9/30/02                                            80,000,000

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Deutsche Bank AG
 $  50,000    3.67%, 8/19/02                                        $   49,996,040
    50,000    2.54%, 12/18/02                                           49,996,473
              Dexia Bank
   100,000    4.11%, 7/5/02                                            100,000,000
              Istituto Bancario SpA
    75,000    2.03%, 6/10/02                                            75,018,763
              Merita Bank PLC
    50,000    1.90%, 6/6/02                                             50,000,000
              San Paolo U.S. Financial Co.
       908    1.87%, 4/30/02                                               906,632
              Societe Generale Institutional
    50,000    2.47%, 11/20/02                                           50,004,736
              Svenska Handelsbanken
    32,000    4.11%, 7/8/02                                             32,000,000
              UBS AG
    35,000    4.25%, 5/16/02                                            35,000,000
    25,000    1.86%, 7/31/02                                            25,000,000
                                                                    --------------
                                                                       969,361,113
-------------------------------------------------------------------------------------
Commercial Paper  27.0%
              Alliance & Leicester PLC
    32,892    1.87%, 5/28/02                                            32,794,612
              Allianz Finance Corp.
    40,000    1.74%, 4/24/02                                            39,955,533
    30,000    1.90%, 5/24/02                                            29,916,083
              American Express Credit Corp.
    24,000    1.75%, 7/16/02                                            23,876,333
              BCI Funding Corp.
    23,000    1.88%, 5/20/02                                            22,941,146
              Black Forest Funding Corp.
     9,000    1.90%, 4/18/02                                             8,991,925
     9,000    1.90%, 4/22/02                                             8,990,025
              Brahms Funding Corp.
    21,000    1.90%, 4/10/02                                            20,990,025
    38,000    1.86%, 4/11/02                                            37,980,367
              Countrywide Home Loan, Inc.
   169,841    2.20%, 4/1/02                                            169,841,000

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Danske Corp.
 $  31,000    1.80%, 5/8/02                                         $   30,942,650
              Dexia Bank of Delaware LLC
    50,000    1.79%, 5/7/02                                             49,910,500
              Falcon Asset Securitization Corp.
    47,738    1.84%, 4/24/02                                            47,681,881
    47,000    1.85%, 4/29/02                                            46,932,372
              Forrestal Funding Master Trust
    45,353    1.85%, 6/3/02                                             45,206,170
     4,089    1.90%, 6/3/02                                              4,075,404
              General Electric Capital Corp.
    75,000    1.80%, 7/18/02                                            74,595,000
              Independence Funding LLC
    45,000    1.90%, 5/29/02                                            44,862,250
              J.P. Morgan Chase
    35,000    1.94%, 7/29/02                                            34,776,131
              KBC Financial Products International Ltd.
    50,000    1.88%, 5/21/02                                            49,869,445
              Market Street Funding Corp.
    44,512    1.85%, 4/19/02                                            44,470,826
              Morgan Stanley, Dean Witter & Co.
    50,000    1.83%, 4/26/02                                            49,936,458
              Nestle Finance SA
    36,724    1.90%, 5/2/02                                             36,663,916
              Nordea North America, Inc.
    50,000    1.79%, 4/30/02                                            49,927,903
              Preferred Receivables Funding Corp.
    30,750    1.85%, 4/30/02                                            30,704,174
              Santander Finance Delaware, Inc.
    25,000    1.88%, 6/6/02                                             24,913,833
              Verizon Global Funding Corp.
    53,196    1.84%, 4/24/02                                            53,133,465
                                                                    --------------
                                                                     1,114,879,427
  Shares
-------------------------------------------------------------------------------------
Mutual Funds  14.0%
578,000,000   Prudential Core Investment Fund Taxable Money
               Market Series (Note 3)                                  578,000,000

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Other Corporate Obligations  11.3%
              Allstate Corp.
 $  15,000    2.03%, 5/1/02(b)(c)
               (cost 15,000,000, date purchased 5/1/01)             $   15,000,000
              American Express Centurion Bank
    21,000    1.87%, 4/8/02(b)                                          21,000,000
              FleetBoston Financial Corp.
     5,550    2.00%, 5/1/02(b)                                           5,550,528
              General Electric Capital Assurance Company
    18,000    1.98%, 4/22/02(b)(c)
               (cost $18,000,000, date purchased 7/20/01)               18,000,000
              General Electric Capital International Funding
    26,000    2.00%, 4/1/02                                             26,000,000
     9,000    1.81%, 4/10/02                                             8,995,928
    87,000    1.82%, 5/20/02                                            86,784,482
              Goldman Sachs Group, L.P.
    15,000    1.95%, 4/17/02(b)                                         15,029,916
    70,000    2.15%, 6/17/02(b)                                         70,000,000
              JP Morgan Chase
    15,000    2.11%, 6/17/02(b)                                         15,020,104
              Merrill Lynch & Co., Inc.
    35,000    2.04%, 5/13/02(b)                                         35,048,284
    25,000    1.87%, 5/28/02(b)                                         24,998,259
              Metropolitan Life
    12,000    1.96%, 4/1/02(b)(c)
               (cost $12,000,000, date purchased 10/24/01)              12,000,000
    10,000    1.94%, 5/1/02(b)(c)
               (cost $10,000,000, date purchased 2/7/02)                10,000,000
              Morgan Stanley Dean Witter & Co.
    46,000    1.96%, 4/15/02(b)                                         46,000,000
              Strategic Money Market Trust
    12,000    2.00%, 6/13/02(b)                                         12,000,000
              Travelers Insurance Co.
    25,000    1.96%, 5/25/02(b)(c)
               (cost $25,000,000, date purchased 2/25/02)               25,000,000

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              United Omaha Life
 $  13,000    2.05%, 6/5/02(b)(c)
               (cost $13,000,000, date purchased 12/5/01)           $   13,000,000
              United States Bancorp
    11,000    2.03%, 4/8/02(b)                                          11,001,596
                                                                    --------------
                                                                       470,429,097
-------------------------------------------------------------------------------------
Repurchase Agreements  10.5%
   275,000    Bank of America, 1.93% dated 3/28/02 due 4/1/02, in
               the amount of $280,500,000 value of collateral
               including accrued interest $275,058,972 (cost
               275,000,000)                                            275,000,000
   159,417    Goldman Sachs & Co., 2.20% dated 3/28/02 due
               4/1/02, in the amount of $162,605,576 value of
               collateral including accrued interest $159,455,969
               (cost $159,417,000)                                     159,417,000
                                                                    --------------
              Total repurchase agreements
               (amortized cost $434,417,000)                           434,417,000
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Agency  0.6%
              Federal Home Loan Bank
    25,000    6.37%, 5/15/02(b)                                         25,699,699
              Total Investments  99.7%
               (amortized cost $4,123,766,200(a))                    4,123,766,200
              Other assets in excess of liabilities  0.3%               13,905,649
                                                                    --------------
              Net Assets  100%                                      $4,137,671,849
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable Rate Instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $93,000,000. The aggregate value (93,000,000) is 2.2% of net assets.
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Corporation.
L.P.--Limited Partnership.
PLC--Public Liability Company (British Company).
SA-- Societe Anonyme (French Corporation) or Sociedad Anonima (Spanish
     Corporation).
SpA--Societe per Azione (Italian Corporation).

     See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2002 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2002 was as follows:

Commercial Banks.......................................................   50.8%
Prudential Core Fund...................................................   14.0
Life Insurance.........................................................    7.7
Securities Brokers & Dealers...........................................    5.8
Bank Holding Companies - Domestic......................................    5.5
Asset Backed Securities................................................    5.0
Mortgage Bankers.......................................................    4.1
Food Kindered Products.................................................    2.1
Short-Term Business Credit.............................................    1.8
Phone Communications...................................................    1.3
Finance Services.......................................................    1.1
Federal Credit Agencies................................................    0.5
                                                                         -----
                                                                          99.7
Other assets in excess of liabilities..................................    0.3
                                                                         -----
                                                                           100%
                                                                         -----
                                                                         -----

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities

                                                                  March 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $4,123,766,200
Cash                                                                      26,391
Interest receivable                                                   16,513,444
Deferred expenses and other assets                                        20,981
                                                                ------------------
      Total assets                                                 4,140,327,016
                                                                ------------------
LIABILITIES
Dividends payable                                                      1,596,463
Management fee payable                                                   823,105
Accrued expenses                                                         217,270
Distribution fee payable                                                  18,329
                                                                ------------------
      Total liabilities                                                2,655,167
                                                                ------------------
NET ASSETS                                                        $4,137,671,849
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                           $    4,137,672
   Paid-in capital in excess of par                                4,133,534,177
                                                                ------------------
Net assets, March 31, 2002                                        $4,137,671,849
                                                                ------------------
                                                                ------------------
Class A:
   Net asset value, offering and redemption price per share
      ($433,001,454 / 433,001,454 shares of $.001 par value
      common stock issued and outstanding)                                 $1.00
                                                                ------------------
                                                                ------------------
Class I:
   Net asset value, offering and redemption price per share
      ($3,704,670,395 / 3,704,670,395 shares of $.001 par
      value common stock issued and outstanding)                           $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations

                                                                     Year Ended
                                                                   March 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $135,151,714
                                                                   --------------
Expenses
   Management fee                                                      8,396,288
   Distribution fee--Class A                                             562,566
   Transfer agent's fees and expenses                                    245,000
   Custodian's fees and expenses                                         208,000
   Reports to shareholders                                                74,000
   Audit fee                                                              25,000
   Directors' fees                                                        25,000
   Insurance expenses                                                     23,000
   Miscellaneous                                                          13,976
                                                                   --------------
      Total expenses                                                   9,572,830
   Less: Expense subsidy (Note 4)                                       (614,604)
       Management fee waiver (Note 2)                                 (2,099,072)
       Distribution fee waiver (Note 2)                                 (328,163)
                                                                   --------------
   Net expenses                                                        6,530,991
                                                                   --------------
Net investment income                                                128,620,723
                                                                   --------------
Net realized gain on investment transactions                             428,569
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $129,049,292
                                                                   --------------
                                                                   --------------

    14                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets

                                                     Year Ended March 31,
                                             ------------------------------------
                                                   2002                2001
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    128,620,723    $    159,573,773
   Net realized gain on investment
      transactions                                    428,569             188,370
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             129,049,292         159,762,143
                                             ----------------    ----------------
Dividends and distributions (Note 1)
   Class A                                        (15,163,386)        (26,012,901)
   Class I                                       (113,885,906)       (133,749,242)
                                             ----------------    ----------------
                                                 (129,049,292)       (159,762,143)
                                             ----------------    ----------------
Fund share transactions (net of
   conversions)
   (Note 5)
   Net proceeds from shares subscribed         25,336,594,403      14,168,763,280
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                92,983,050         136,728,843
   Cost of shares reacquired                  (23,852,403,001)    (13,718,491,552)
                                             ----------------    ----------------
   Net increase in net assets from Fund
      share transactions                        1,577,174,452         587,000,571
                                             ----------------    ----------------
Total increase                                  1,577,174,452         587,000,571
NET ASSETS
Beginning of year                               2,560,497,397       1,973,496,826
                                             ----------------    ----------------
End of year                                  $  4,137,671,849    $  2,560,497,397
                                             ----------------    ----------------
                                             ----------------    ----------------

    See Notes to Financial Statements                                     15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
all of its net investment income and net realized short-term capital gains or losses, if any, to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains (losses).

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as the Prudential Investment Corporation. The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $2,099,072 ($.0005 per share) for the year ended March 31, 2002. The Series is not required to reimburse PI for such waiver.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $328,163 ($.0008 per Class A share) for the year ended March 31, 2002. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum that can be borrowed under the Agreement is $100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the Agreement during the year ended March 31, 2002. The Fund does not pay a fee for the credit facility.
                                                                          17

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended March 31, 2002, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2002, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The series invests in the Taxable Money Market Series (the 'portfolio'), a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the fiscal year ended March 31, 2002, the series earned income of $8,089,394 from the portfolio.

Note 4. Expense Subsidy
PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2002 such reimbursement amounted to $614,604 ($.0001 per share for Class A and I shares; 0.01% of average net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of March 31, 2002 Prudential owned 931,180,749 Class I shares. Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Year ended March 31, 2002:
Shares sold                                                                898,328,424
Shares issued in reinvestment of dividends and distributions                15,022,355
Shares reacquired                                                         (889,138,746)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             24,212,033
Shares reacquired upon conversion from Class I                             (59,498,046)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (35,286,013)
                                                                      ----------------
                                                                      ----------------

    18

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Year ended March 31, 2001:
Shares sold                                                                954,214,887
Shares issued in reinvestment of dividends and distributions                24,877,100
Shares reacquired                                                         (794,474,644)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            184,617,343
Shares reacquired upon conversion from Class I                             (88,196,072)
                                                                      ----------------
Net increase (decrease) in shares outstanding                               96,421,271
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Year ended March 31, 2002:
Shares sold                                                             24,438,265,979
Shares issued in reinvestment of dividends and distributions                77,960,695
Shares reacquired                                                      (22,963,264,255)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion          1,552,962,419
Shares issued upon conversion from Class A                                  59,498,046
                                                                      ----------------
Net increase (decrease) in shares outstanding                            1,612,460,465
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2001:
Shares sold                                                             13,214,548,393
Shares issued in reinvestment of dividends and distributions               111,851,743
Shares reacquired                                                      (12,924,016,908)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            402,383,228
Shares issued upon conversion from Class A                                  88,196,072
                                                                      ----------------
Net increase (decrease) in shares outstanding                              490,579,300
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights

                                                                         Class A
                                                                   --------------------
                                                                        Year Ended
                                                                      March 31, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   1.00
                                                                   --------------
Net investment income and net realized gains                              .031(b)
Dividends and distributions to shareholders                              (.031)
                                                                   --------------
Net asset value, end of year                                          $   1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                          3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $433,001
Average net assets (000)                                              $468,805
Ratios to average net assets:
   Expenses, including distribution fee                                    .20%(b)
   Expenses, excluding distribution fee                                    .15%(c)
   Net investment income                                                  3.23%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.

    20                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                       Class A
-----------------------------------------------------
                Year Ended March 31,
-----------------------------------------------------
  2001         2000         1999         1998
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
    .062(b)      .053(b)      .053(b)      .055(b)
   (.062)       (.053)       (.053)       (.055)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    6.43%        5.38%        5.39%        5.63%
$468,287     $371,866     $361,167     $140,813
$417,250     $366,127     $247,471     $217,881
     .20%(b)      .20%(b)      .20%(b)      .29%(b)
     .15%(c)      .15%(c)      .15%(c)      .21%(c)
    6.23%(b)     5.27%(b)     5.20%(b)     5.42%(b)

    See Notes to Financial Statements                                     21

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                                                                         Class I
                                                                   --------------------
                                                                           Year
                                                                          Ended
                                                                      March 31, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     1.00
                                                                   --------------
Net investment income and net realized gains                               .032(d)
Dividends and distributions to shareholders                               (.032)
                                                                   --------------
Net asset value, end of period                                       $     1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                           3.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $3,704,670
Average net assets (000)                                             $3,729,340
Ratios to average net assets:
   Expenses, including distribution fee                                     .15%(d)
   Expenses, excluding distribution fee                                     .15%(d)
   Net investment income                                                   3.05%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.

    22                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                             Class I
-----------------------------------------------------------------
                                                July 9,
          Year Ended March 31,                  1997(b)
----------------------------------------        Through
   2001           2000           1999        March 31, 1998
-----------------------------------------------------------------
$     1.00     $     1.00     $     1.00        $   1.00
----------     ----------     ----------     --------------
      .062(d)        .053(d)        .053(d)         .041(d)
     (.062)         (.053)         (.053)          (.041)
----------     ----------     ----------     --------------
$     1.00     $     1.00     $     1.00        $   1.00
----------     ----------     ----------     --------------
----------     ----------     ----------     --------------
      6.48%          5.43%          5.45%           4.15%
$2,092,210     $1,601,631     $1,750,229        $910,394
$2,130,657     $1,643,961     $1,470,082        $814,138
       .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
       .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
      6.28%(d)       5.30%(d)       5.26%(d)        5.60%(c /(d)

    See Notes to Financial Statements                                     23

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Directors of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the 'Fund') at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 17, 2002

    24                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        MARCH 31, 2002


            PRUDENTIAL
            INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
--------------------------------------------------------------------------------


                                                        MANAGEMENT OF
                                                        THE FUND

   Prudential Institutional Liquidity Portfolio, Inc.
        Institutional Money Markett Series  www.Prudential.com (800) 521-7466
             Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

       Independent Directors
       ---------------------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)            Director                since 1996

                       Robert E. La Blanc (68)              Director                since 1996

                       Robin B. Smith (62)                  Director                since 1987

                       Stephen Stoneburn (58)               Director                since 1996

                       Nancy H. Teeters (71)                Director                since 1996
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -----------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)        Marketing Consultant.                           89

                       Robert E. La Blanc (68)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ------------------------------------------------------------
                       Delayne Dedrick Gold (63)                     --

                       Robert E. La Blanc (68)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979),
                                                        Chartered Semiconductor
                                                        Manufacturing, Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics) (since 1995),
                                                        Salient 3 Communications,
                                                        Inc. (technology) (since
                                                        1995); Director (since 1999)
                                                        of First Financial Fund,
                                                        Inc. and Director (since
                                                        April 1999) of The High
                                                        Yield Plus Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (58)                        --

                       Nancy H. Teeters (71)                         --


    26                                                                    27

  Prudential Institutional Liquidity Portfolio, Inc.
      Institutional Money Market Series   www.Prudential.com (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ------------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Director                since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       --------------------------------------------------------------
                       Clay T. Whitehead (63)           Director (since 2000) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 2000) of
                                                        The High Yield Plus Fund,
                                                        Inc.

       Interested Directors
       --------------------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Director and            since 1996
                                                            Vice President

                       *David R. Odenath, Jr. (45)          Director and            since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       --------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)                   --


    28                                                                    29

    Prudential Institutional Liquidity Portfolio, Inc.
       Institutional Money Market Series   www.Prudential.com   (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Director and            since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       ------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ----------------------------------------------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

       Officers
       --------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and           since 1997
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary               since 2001

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -----------------------------------------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1988) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.

    30                                                                    31

    Prudential Institutional Liquidity Portfolio, Inc.
       Institutional Money Market Series    www.Prudential.com (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       William V. Healey (48)               Assistant               since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       ----------------------------------------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of PI; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        PIMS; Executive Vice President, Chief
                                                        Legal Officer and Secretary (since
                                                        February 1999) of Prudential Mutual
                                                        Fund Services LLC; Director (since
                                                        June 1999) of ICI Mutual Insurance
                                                        Company; prior to August 1998,
                                                        Associate General Counsel of the
                                                        Dreyfus Corporation (Dreyfus), a
                                                        subsidiary of Mellon Bank, N.A.
                                                        (Mellon Bank), and an officer and/or
                                                        director of various affiliates of
                                                        Mellon Bank and Dreyfus.

------------------

    * 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Directors and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934
      (i.e., 'public companies') or other investment companies registered under the
      1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

    32                                                                    33

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                                   www.prudential.com    (800) 521-7466

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                         www.prudential.com    (800) 521-7466

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 521-7466

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols          Cusip
------------          -----
   Class A           744350109
   Class I           744350604

   MF137E            IFS-A071090